Financial Assets and Financial Liabilities_Details Of Changes In Level3 Of The Fair Value Hierarchy(Details) - Level3 Of Fair Value Hierarchy Member [Member] - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Description Of Reasons For Transfers Into Level3 Of Fair Value Hierarchy Assets		The changes in levels for the financial instruments occurred due to the change in the availability of observable market data.		The Changes in levels for the financial instruments occurred due to the change in the availability of observable market data.
Description Of Reasons For Transfers Out Of Level3 Of Fair Value Hierarchy Assets		The changes in levels for the financial instruments occurred due to the change in the availability of observable market data.		The Changes in levels for the financial instruments occurred due to the change in the availability of observable market data.
Cash and due from financial institutions at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance_IFRS9	[1]	₩ 48,243
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		537
Other comprehensive income		(37)
Purchases		0
Sales		0
Issues		0
Settlements		0
Transfers into Level 3	[2]	0
Transfers out of Level 3	[2]	0
Ending balance		48,743
Securities measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance_IFRS9	[1]	6,106,716
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		178,569
Other comprehensive income		60,624
Purchases		3,011,701
Sales		(1,855,118)
Issues		0
Settlements		0
Transfers into Level 3	[2]	2,103
Transfers out of Level 3	[2]	(39,735)
Ending balance		7,464,860
Loans at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance_IFRS9	[1]	133,309
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		4,367
Other comprehensive income		0
Purchases		184,655
Sales		(109,128)
Issues		0
Settlements		0
Transfers into Level 3	[2]	0
Transfers out of Level 3	[2]	0
Ending balance		213,203
Designated at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance		1,314,344		₩ 763,272
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss				52,936
Other comprehensive income				0
Purchases				1,315,500
Sales				(1,076,928)
Issues				0
Settlements				(264,816)
Transfers into Level 3	[2]			0
Transfers out of Level 3	[2]			0
Business combination				524,380
Changes from replacement of assets Of disposal group as held for sale				0
Ending balance				1,314,344
Financial assets measured at fair value through other comprehensive income
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance_IFRS9	[1]	1,187,217
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		0
Other comprehensive income		142,415
Purchases		83,566
Sales		(80,480)
Issues		0
Settlements		0
Transfers into Level 3	[2]	0
Transfers out of Level 3	[2]	0
Ending balance		1,332,718
Available-for-sale financial assets
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance		5,865,976		3,072,292
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss				(20,827)
Other comprehensive income				6,356
Purchases				1,713,098
Sales				(916,778)
Issues				0
Settlements				0
Transfers into Level 3	[3]			14,168
Transfers out of Level 3	[3]			(922)
Business combination				2,038,779
Changes from replacement of assets Of disposal group as held for sale				(40,190)
Ending balance				5,865,976
Financial liabilities designated at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance_IFRS9	[1]	(8,687,892)
Beginning balance		(8,687,892)		(7,797,139)
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		27,583		(846,704)
Other comprehensive income		(8,597)		0
Purchases		0		0
Sales		0		0
Issues		(11,090,504)		(11,528,433)
Settlements		8,886,027		11,484,384
Transfers into Level 3	[2]	0		0
Transfers out of Level 3	[2]	0		0
Business combination				0
Changes from replacement of assets Of disposal group as held for sale				0
Ending balance		(10,873,383)		(8,687,892)
Derivatives held for trading
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance_IFRS9	[1]	96,354
Beginning balance		133,093		(64,910)
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		(247,194)		504,627
Other comprehensive income		0		0
Purchases		7,706		35,649
Sales		(90,270)		(270,435)
Issues		(76,519)		(67,958)
Settlements		12,803		(3,760)
Transfers into Level 3	[2]	(3,011)		0
Transfers out of Level 3		0	[2]	(642)	[3]
Business combination				522
Changes from replacement of assets Of disposal group as held for sale				0
Ending balance		(300,131)		133,093
Derivatives held for hedging
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance_IFRS9	[1]	705
Beginning balance		705		1,277
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		(116)		(408)
Other comprehensive income		0		0
Purchases		0		0
Sales		0		0
Issues		0		0
Settlements		(589)		(164)
Transfers into Level 3	[2]	0		0
Transfers out of Level 3	[2]	0		0
Business combination				0
Changes from replacement of assets Of disposal group as held for sale				0
Ending balance		₩ 0		₩ 705

[1]	Prepared in accordance with IFRS 9
[2]	The changes in levels for the financial instruments occurred due to the change in the availability of observable market data.
[3]	The Changes in levels for the financial instruments occurred due to the change in the availability of observable market data.